DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 10,607	$ 7,972
Amount recognized as revenue	$ 165,885	263,492	$ 266,391
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue		$ 5,309